Inventories - Schedule of write-down provisions related to the inventory categories (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	€ 79,939	€ 29,751
Work in progress	99,089	15,096
Finished goods	1,417	3,974
Purchased goods (third party products)	421	342
TOTAL WRITE-DOWN PROVISION	€ 180,866	€ 49,162